Vessels and Equipment - Summary of Level 3 fair value inputs (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in impairment expense due to 0.5% increase in discount rate	$ 21.2